Related Parties - Compensation Paid to Directors (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related party transactions [abstract]
Remuneration	¥ 1,308	¥ 1,176	¥ 1,209
STI (Short Term Incentive)	147	471	612
LTI (Long Term Incentive)	112	380	453
Total	¥ 1,567	¥ 2,027	¥ 2,274